JENNISON VALUE FUND
(formerly Prudential Value Fund)
Gateway Center Three, 4th Floor
Newark, NJ 07102

                                                   February 5, 2004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:  Jennison Value Fund (the "Fund")
                       (File No. 33-9269)


Ladies and Gentlemen:

         Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 28 and (ii) that the text of Post-Effective Amendment No. 28 was filed electronically on January 30, 2004.


                                                JENNISON VALUE FUND



                                                By: /s/ Marguerite E.H. Morrison
                                                    ----------------------------
                                                        Marguerite E.H. Morrison
                                                        Assistant Secretary